Income Taxes (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 22, 2017	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
federal net operating loss carryforwards (in Dollars)				$ 74,000,000
Federal corporate income tax rate			21.00%	21.00%
Imediate expensing percentage			100.00%
Immediate expensing provision, description			Beginning January 1, 2023, the immediate expensing provision is phased down by 20% per year until it is completely phased out as of January 1, 2027.
Extend period (in Dollars)		$ 1
Maximum [Member]
Income Taxes (Details) [Line Items]
Federal corporate income tax rate	35.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
Federal corporate income tax rate	21.00%